Note 12 - Accrued Interest Payable and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Other Liabilities [Table Text Block]
	2018	2017
(Dollar amounts in thousands)
Accrued interest payable	$744	$578
Accrued directors' benefits	1,346	1,427
Accrued salary expense	1,058	956
Other	1,692	1,546

Total	$4,840	$4,507